Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Jacobs Levy Large Cap Growth Fund
Supplement dated December 7, 2023
to the Prospectus dated May 1, 2023
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Jacobs Levy Large Cap Growth Fund (the “Fund”)
Effective January 1, 2024, the Prospectus is amended as follows:
1.	The table under the heading “Fees and Expenses” on page 47 of the Prospectus is hereby deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I Shares	Class II Shares

Management Fees(1)	0.40%	0.40%

Distribution and/or Service (12b‑1) Fees	None	0.25%

Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses	0.73%	0.98%

Fee Waiver/Expense Reimbursement(2)	(0.03)%	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.70%	0.95%
(1) “Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of January 1, 2024.
(2) Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.45% until at least April 30, 2025. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b‑1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
2.	The table under the heading “Example” on page 47 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$72	$230	$403	$904
Class II Shares	97	309	539	1,199

NVIT Jacobs Levy Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Jacobs Levy Large Cap Growth Fund
Supplement dated December 7, 2023
to the Prospectus dated May 1, 2023
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Jacobs Levy Large Cap Growth Fund (the “Fund”)
Effective January 1, 2024, the Prospectus is amended as follows:
1.	The table under the heading “Fees and Expenses” on page 47 of the Prospectus is hereby deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I Shares	Class II Shares

Management Fees(1)	0.40%	0.40%

Distribution and/or Service (12b‑1) Fees	None	0.25%

Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses	0.73%	0.98%

Fee Waiver/Expense Reimbursement(2)	(0.03)%	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.70%	0.95%
(1) “Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of January 1, 2024.
(2) Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.45% until at least April 30, 2025. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b‑1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
2.	The table under the heading “Example” on page 47 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$72	$230	$403	$904
Class II Shares	97	309	539	1,199

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of January 1, 2024.
NVIT Jacobs Levy Large Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	403
10 Years	rr_ExpenseExampleYear10	$ 904
NVIT Jacobs Levy Large Cap Growth Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	539
10 Years	rr_ExpenseExampleYear10	$ 1,199

[1]	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of January 1, 2024.
[2]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.45% until at least April 30, 2025. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.